Schedule of Investments
(unaudited)
April 30, 2023
iShares
®
ESG Aware Aggressive Allocation ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 51.6%
(a)
iShares ESG Aware MSCI USA ETF ....... 113,683 $ 10,405,405
iShares ESG Aware MSCI USA Small-Cap ETF 32,761 1,097,493
11,502,898
Domestic Fixed Income — 20.0%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 92,667 4,466,549
International Equity — 28.2%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 60,146 4,438,173
iShares ESG Aware MSCI EM ETF ........ 59,269 1,843,859
6,282,032
Total Long-Term Investments — 99.8%
(Cost: $23,500,464) ............................... 22,251,479
Security Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75%
(a)(b)
.................. 33,718 $ 33,718
Total Short-Term Securities — 0.2%
(Cost: $33,718) .................................. 33,718
Total Investments — 100.0%
(Cost: $23,534,182) ............................... 22,285,197
Liabilities in Excess of Other Assets — (0.0) % ............. (7,905)
Net Assets — 100.0% ............................... $ 22,277,292
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ $ 20,000 $ 13,718
(a)
$ — $ — $ — $ 33,718 33,718 $ 911 $ —
iShares ESG Aware MSCI EAFE
ETF .................. 3,785,623 366,236 (169,003) (20,475) 475,792 4,438,173 60,146 17,781 —
iShares ESG Aware MSCI EM
ETF .................. 1,687,296 223,927 (22,154) (10,648) (34,562) 1,843,859 59,269 29,042 —
iShares ESG Aware MSCI USA
ETF .................. 9,687,455 910,705 (189,622) (29,378) 26,245 10,405,405 113,683 132,768 —
iShares ESG Aware MSCI USA
Small-Cap ETF .......... 1,139,735 95,866 (92,279) (18,602) (27,227) 1,097,493 32,761 13,455 —
iShares ESG Aware U.S.
Aggregate Bond ETF ...... 4,312,148 559,284 (226,598) (44,619) (133,666) 4,466,549 92,667 79,394 —
$ (123,722) $ 306,582 $ 22,285,197 $ 273,351 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
ESG Aware Aggressive Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 22,251,479 $ — $ — $ 22,251,479
Short-Term Securities
Money Market Funds ...................................... 33,718 — — 33,718
$ 22,285,197 $ — $ — $ 22,285,197
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International